Risks and contingencies (Details) - CNY (¥)	1 Months Ended	12 Months Ended
	Apr. 30, 2021	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Risks and contingencies
Percentage of VIEs owned by PRC citizens or by PRC entities		100.00%
Fine imposed pursuant to the PRC Anti-monopoly Law		¥ 18,228,000,000
Subsequent event
Risks and contingencies
Number of consecutive years the Company is required to file a self-assessment and compliance report to the SAMR	3 years
Collectability of payments made relating to trade assurance program
Risks and contingencies
Provisions made in relation to the program		¥ 0	¥ 0	¥ 0